Investment Portfolioas of September 30, 2025 (Unaudited)
DWS International Opportunities VIP
(formerly DWS International Growth VIP)
	Shares	Value ($)

Common Stocks 97.4%
Canada 5.7%
Agnico Eagle Mines Ltd.	2,467	415,510
Alimentation Couche-Tard, Inc.	2,520	134,447
Brookfield Corp.	10,344	709,742
(Cost $233,506)		1,259,699
China 5.2%
ANTA Sports Products Ltd.	8,000	95,819
BYD Co., Ltd. "H"	7,500	106,264
Ping An Insurance Group Co. of China Ltd. "H"	44,000	299,182
Tencent Holdings Ltd.	7,400	630,293
(Cost $790,620)		1,131,558
Denmark 0.9%
Novo Nordisk A/S "B" (Cost $297,267)	3,400	187,835
Finland 0.6%
Amer Sports, Inc.* (a) (Cost $62,675)	3,824	132,884
France 13.2%
Air Liquide SA	1,500	312,664
Airbus SE	1,391	324,250
Capgemini SE	1,307	190,255
Cie de Saint-Gobain SA	2,659	288,155
LVMH Moet Hennessy Louis Vuitton SE	342	209,889
Safran SA	450	159,273
Schneider Electric SE	1,560	438,828
TotalEnergies SE	7,605	463,455
Vinci SA	3,633	505,289
(Cost $1,999,717)		2,892,058
Germany 15.1%
adidas AG	783	165,292
Allianz SE (Registered)	1,848	777,924
Auto1 Group SE*	4,800	164,658
BASF SE	2,345	117,189
Brenntag SE	1,493	89,446
Deutsche Boerse AG	2,297	616,268
Deutsche Post AG	3,048	136,143
Deutsche Telekom AG (Registered)	7,863	268,203
MTU Aero Engines AG	300	138,328
SAP SE	2,309	618,742
Siemens Healthineers AG 144A	4,006	217,030
(Cost $2,071,299)		3,309,223

Hong Kong 1.5%
Alibaba Group Holding Ltd.	5,100	114,656
Techtronic Industries Co., Ltd.	17,597	224,815
(Cost $178,962)		339,471
Ireland 2.4%
Experian PLC	5,559	278,325
Kerry Group PLC "A"	2,687	242,297
(Cost $338,641)		520,622
Israel 1.8%
Cellebrite DI Ltd.* (b)	4,555	84,404
CyberArk Software Ltd.* (b)	634	306,317
(Cost $216,151)		390,721
Italy 0.8%
Stevanato Group SpA (a) (Cost $195,909)	6,939	178,679
Japan 4.4%
Daikin Industries Ltd.	1,000	115,557
Fast Retailing Co., Ltd.	690	209,199
Hoya Corp.	2,100	291,119
Keyence Corp.	700	260,792
MISUMI Group, Inc.	4,911	76,403
(Cost $575,509)		953,070
Korea 0.8%
Samsung Electronics Co., Ltd. (Cost $111,381)	2,765	166,019
Lithuania 0.1%
Baltic Classifieds Group PLC (Cost $21,803)	4,300	17,914
Luxembourg 0.6%
Globant SA* (a) (Cost $172,071)	2,263	129,851
Netherlands 6.8%
Adyen NV 144A*	74	119,013
Argenx SE*	106	77,993
ASML Holding NV	594	578,647
ING Groep NV	16,367	427,040
NXP Semiconductors NV (b)	415	94,508
Topicus.com, Inc.* (c)	500	53,621
Universal Music Group NV	4,575	132,263
(Cost $695,121)		1,483,085
Singapore 5.3%
DBS Group Holdings Ltd.	20,720	821,748
Sea Ltd. (ADR)*	1,291	230,740
Trip.com Group Ltd.	1,350	102,074
(Cost $420,220)		1,154,562
Sweden 3.9%
Assa Abloy AB "B"	7,536	262,105
Spotify Technology SA* (a)	862	601,676
(Cost $306,747)		863,781

Switzerland 8.1%
Alcon AG	1,635	122,176
Lonza Group AG (Registered)	1,003	668,875
Nestle SA (Registered)	3,000	275,680
Roche Holding AG (Genusschein)	776	257,275
Sandoz Group AG	5,130	305,441
Sportradar Group AG "A"* (b)	5,384	144,830
(Cost $1,075,693)		1,774,277
Taiwan 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $115,005)	19,000	820,946
United Kingdom 6.5%
AstraZeneca PLC	2,320	354,993
Birkenstock Holding PLC* (a)	1,830	82,808
Halma PLC	4,744	220,838
HSBC Holdings PLC	21,000	296,324
Klarna Group PLC* (a) (d)	1,369	50,174
RELX PLC	4,700	224,560
Rentokil Initial PLC	39,613	200,541
(Cost $1,279,417)		1,430,238
United States 9.1%
Brookfield Asset Management Ltd. "A"	3,646	207,490
Ferguson Enterprises, Inc.	756	169,783
Flutter Entertainment PLC* (e)	386	100,628
Marsh & McLennan Companies, Inc.	1,782	359,126
Mastercard, Inc. "A"	541	307,726
NVIDIA Corp.	2,942	548,918
Schlumberger NV	4,300	147,791
Thermo Fisher Scientific, Inc.	304	147,446
(Cost $640,058)		1,988,908
Uruguay 0.9%
MercadoLibre, Inc.* (Cost $122,915)	88	205,651
Total Common Stocks (Cost $11,920,687)		21,331,052

Preferred Stocks 0.4%
Germany
Sartorius AG (Cost $94,183)	399	93,166

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (f) (g) (Cost $51,025)	51,025	51,025

Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 4.18% (f) (Cost $433,585)	433,585	433,585

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $12,499,480)	100.0	21,908,828
Other Assets and Liabilities, Net	(0.0)	(1,994)
Net Assets	100.0	21,906,834

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (f) (g)
—	51,025 (h)	—	—	—	346	—	51,025	51,025
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 4.18% (f)
528,472	4,110,019	4,204,906	—	—	19,058	—	433,585	433,585
528,472	4,161,044	4,204,906	—	—	19,404	—	484,610	484,610

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the TSX Venture Exchange.
(d)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $47,645, which is 0.2% of net assets.

(e)	Listed on the London Stock Exchange.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At September 30, 2025 the DWS International Opportunities VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	4,991,758	23%
Information Technology	4,073,858	19%
Industrials	3,631,800	17%
Health Care	2,902,030	13%
Consumer Discretionary	2,065,391	9%
Communication Services	1,650,349	7%
Materials	845,362	4%
Consumer Staples	652,424	3%
Energy	611,246	3%
Total	21,424,218	98%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$1,259,699	$—	$—	$1,259,699
China	—	1,131,558	—	1,131,558
Denmark	—	187,835	—	187,835
Finland	132,884	—	—	132,884
France	—	2,892,058	—	2,892,058
Germany	—	3,309,223	—	3,309,223
Hong Kong	—	339,471	—	339,471
Ireland	—	520,622	—	520,622
Israel	390,721	—	—	390,721
Italy	178,679	—	—	178,679
Japan	—	953,070	—	953,070
Korea	—	166,019	—	166,019
Lithuania	—	17,914	—	17,914
Luxembourg	129,851	—	—	129,851
Netherlands	148,129	1,334,956	—	1,483,085
Singapore	230,740	923,822	—	1,154,562
Sweden	601,676	262,105	—	863,781
Switzerland	144,830	1,629,447	—	1,774,277
Taiwan	—	820,946	—	820,946
United Kingdom	132,982	1,297,256	—	1,430,238
United States	1,888,280	100,628	—	1,988,908
Uruguay	205,651	—	—	205,651
Preferred Stocks	—	93,166	—	93,166
Short-Term Investments (a)	484,610	—	—	484,610
Total	$5,928,732	$15,980,096	$—	$21,908,828

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
VS2IO-PH3